Basis of preparation and significant changes in the current reporting period - Reconciliation shareholders' equity under IFRS-EU and IFRS-IASB (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of Reconciliation Shareholder Equity EU IFRS and IASB IFRS [Abstract]
In accordance with IFRS-EU (attributable to the shareholders of the parent)	€ 49,115		€ 50,147
Adjustment of the EU IAS 39 carve-out	4,443		6,413
Tax effect of the adjustment	(1,268)		(1,871)
Effect of adjustment after tax	3,175		4,542
In accordance with IFRS-IASB Shareholders’ equity	€ 52,290	€ 52,703	€ 54,689